Financial risk management - Changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	£ 1,202
Ending balance	1,117	£ 1,202
Derivative assets	1,342	1,153
Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Derivative assets	1,267	1,052
Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Derivative assets	75	101
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(61)	(26)
Net (losses)/gains for the year	12	3
Purchases	77	101
Acquisition of Geronimo	(74)	0
Settlements	(50)	(29)
Reclassification to held for sale	0	(110)
Ending balance	(96)	(61)
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(214)	(219)
Net (losses)/gains for the year	(20)	4
Purchases	0	0
Acquisition of Geronimo	0	0
Settlements	(1)	1
Reclassification to held for sale	0	0
Ending balance	(235)	(214)
Gains (losses) on assets held at end of year	(20)	4
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	1	(1)
Net (losses)/gains for the year	6	(16)
Purchases	26	44
Acquisition of Geronimo	0	0
Settlements	(31)	(26)
Reclassification to held for sale	0	0
Ending balance	2	1
Gains (losses) on assets held at end of year	(17)	(21)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	152	194
Net (losses)/gains for the year	26	15
Purchases	51	57
Acquisition of Geronimo	(74)	0
Settlements	(18)	(4)
Reclassification to held for sale	0	(110)
Ending balance	£ 137	£ 152